Accounts receivable (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Accounts receivable
Accounts receivable - trade	$ 13,974,824	$ 8,601,269
Accounts receivable - related party	19,126	1,257
Accounts receivable, net	$ 13,993,950	$ 8,602,526